Property and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property and equipment	Property and equipment
11.1.    Changes in Property and equipment

	Balance at 12/31/2020	Additions	Disposals (a)	Transfers	Effects of hyperinflation (IAS 29)	Business combination	Balance at 12/31/2021

Cost
Pin Pads & POS	736,775	851,106	(107,555)	—	—	17,945	1,498,271
IT equipment	128,244	78,139	(4,229)	(2,747)	—	47,136	246,543
Facilities	40,524	14,011	(4,282)	2,818	(8)	37,123	90,186
Machinery and equipment	18,242	1,496	(126)	2,683	30	3,451	25,776
Furniture and fixtures	14,629	2,858	(819)	64	8	8,014	24,754
Vehicles and airplane	16,261	30,594	(13,058)	—	43	9,746	43,586
Construction in progress	81	20,197	(5,255)	(2,818)	—	1,873	14,078
Right-of-use assets - equipment	—	536	(854)	—	—	4,947	4,629
Right-of-use assets - Vehicles	20,007	13,670	(2,130)	—	—	—	31,547
Right-of-use assets - Offices	126,571	73,506	(35,144)	—	—	73,396	238,329
	1,101,334	1,086,113	(173,452)	—	73	203,631	2,217,699
Depreciation
Pin Pads & POS	(248,704)	(204,355)	14,713	—	—	—	(438,346)
IT equipment	(57,801)	(40,092)	2,340	—	—	—	(95,553)
Facilities	(17,180)	(9,306)	1,420	—	—	—	(25,066)
Machinery and equipment	(14,140)	(3,756)	35	—	—	—	(17,861)
Furniture and fixtures	(3,882)	(1,821)	187	—	—	—	(5,516)
Vehicles and airplane	(1,544)	(5,227)	4,273	—	—	—	(2,498)
Right-of-use assets - equipment	—	(505)	—	—	—	—	(505)
Right-of-use assets - Vehicles	(6,906)	(8,545)	1,264	—	—	—	(14,187)
Right-of-use assets - Offices	(33,943)	(37,023)	22,319	—	—	—	(48,647)
	(384,100)	(310,630)	46,551	—	—	—	(648,179)
Property and equipment, net	717,234	775,483	(126,901)	—	73	203,631	1,569,520

(a)	Includes Pin Pad & POS derecognized for not being used by customers after a period of time.

	Balance at 12/31/2019	Additions	Disposals	Transfers	Business combination	Balance at 12/31/2020

Cost
Pin Pads & POS	512,933	327,149	(66,131)	(37,176)	—	736,775
IT equipment	91,656	35,642	(3,487)	—	4,433	128,244
Facilities	22,742	5,680	(18)	10,635	1,485	40,524
Machinery and equipment	16,671	983	(47)	—	635	18,242
Furniture and fixtures	10,488	2,687	(110)	562	1,002	14,629
Vehicles and airplane	90	16,033	—	—	138	16,261
Construction in progress	1,020	10,280	(22)	(11,197)	—	81
Right-of-use assets - vehicles	10,395	15,098	(5,486)	—	—	20,007
Right-of-use assets - offices	104,891	37,042	(17,548)	—	2,186	126,571
	770,886	450,594	(92,849)	(37,176)	9,879	1,101,334
Depreciation
Pin Pads & POS	(141,297)	(119,310)	11,903	—	—	(248,704)
IT equipment	(35,700)	(21,362)	1,644	—	(2,383)	(57,801)
Facilities	(11,769)	(4,869)	6	—	(548)	(17,180)
Machinery and equipment	(9,114)	(4,630)	14	—	(410)	(14,140)
Furniture and fixtures	(2,161)	(1,408)	25	—	(338)	(3,882)
Vehicles and airplane	(57)	(1,363)	—	—	(124)	(1,544)
Right-of-use assets - vehicles	(3,882)	(8,256)	5,232	—	—	(6,906)
Right-of-use assets - offices	(18,299)	(24,137)	9,149	—	(656)	(33,943)
	(222,279)	(185,335)	27,973	—	(4,459)	(384,100)

Property and equipment, net	548,607	265,259	(64,876)	(37,176)	5,420	717,234
11.2.    Depreciation and amortization charges
Depreciation and amortization expense has been charged in the following line items of the consolidated statement of profit or loss:

	2021	2020	2019

Cost of services	299,240	162,202	100,070
General and administrative expenses	161,331	59,593	49,358
Selling expenses	46,798	34,499	13,968
Depreciation and Amortization charges	507,369	256,294	163,396
Depreciation charge	310,630	185,335	125,749
Amortization charge (Note 12.1)	196,739	70,959	37,647
Depreciation and Amortization charges	507,369	256,294	163,396
11.3.    Impairment test
As of December 31, 2021, 2020 and 2019, there were no indicators of impairment of property and equipment. Property and equipment were tested for impairment at the CGU level in connection with intangible assets and investments in associates, as described in Note 12.2.